DEBT INSTRUMENTS IN ISSUE - Bonds classified by currency, term and type of issue (Details) $ in Millions	Oct. 25, 2022 COP ($)	Oct. 07, 2022 USD ($)	Jul. 26, 2022 USD ($)	Sep. 16, 2021 COP ($) item	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					$ 19,575,988.0	$ 21,093,864.0
Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			2 years
Ordinary bonds | Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds		$ 13,600	$ 10,000
Interest rate		6.00%	5.25%
Debt instrument term		5 years
Sustainable ordinary bonds | Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds	$ 640,000.0			$ 600,000.0
Ratio of bids received to aggregate value of bonds issued				1.8
Number of series | item				2
Debt instrument term	5 years
Commitments to grant financing for unbanked or low-income people by 2025	$ 1.5
Percentage reduction in CO2 emissions in financial loans	35.60%
Sustainable ordinary bonds, 3 year term | Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
Debt instrument term				3 years
Sustainable ordinary bonds, 5 year term
DEBT INSTRUMENTS IN ISSUE
Debt instrument term				5 years
Sustainable ordinary bonds, 12 year term | Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
Debt instrument term				12 years
Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					1,225,276.0	1,213,988.0
Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					3,483,310.0	2,976,789.0
Foreign currency | Banco Agricola S.A.
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					603,865.0	644,557.0
Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					6,026,739.0	7,753,417.0
Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					8,840,663.0	9,149,670.0
Less than 1 year
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					402,714.0	408,859.0
Less than 1 year | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					402,714.0	408,859.0
Between 1 and 3 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					609,437.0	205,913.0
Between 1 and 3 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					609,437.0	205,913.0
Between 3 and 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					784,727.0	495,884.0
Between 3 and 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					165,495.0	164,753.0
Between 3 and 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					619,232.0	331,131.0
Greater than 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					17,779,110.0	19,983,208.0
Greater than 5 years | Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					1,225,276.0	1,213,988.0
Greater than 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					3,317,815.0	2,812,036.0
Greater than 5 years | Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					6,026,739.0	7,753,417.0
Greater than 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments issued					$ 7,209,280.0	$ 8,203,767.0